Summary of Notes and Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Trade accounts receivable	$ 117,387	$ 110,351
Allowance for doubtful accounts	(1,561)	(1,617)	$ (645)	$ (598)
Notes and accounts receivable, net	$ 115,826	$ 108,734